UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

Form 13F Cover Page

Report for the Calendar year or Quarter Ended: 03/31/2012

Check here if Amendment [ ]: Amendment Number: _____
This Amendment (Check only one): [ ] is a restatement
						   [ ] adds new holdings entries

Institutional Investment Manager Filing this report:

Name: Summit Global Management, Inc.

Address:9191 Towne Centre Drive
Suite 210
San Diego, CA 92122

Form 13F File number 28-______

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Paul Ang
858-546-1777 ext 14

Signature, Place, and Date of Signing:

____________________________  _____________________  ___________
(Signature)                   (City, State)			(Date)

Report Type (check only one):
[X] 13F Holdings Report (if all holdings of this reporting manager are reported)
[ ] 13F Notice (if no holdings reported are in this report-all holdings reported by another manager)
[ ] 13F Combination Report (if a portion of the holdings for this reporting manager are reported and a portion are reported by another manager)


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: _____________________

Form 13F Information Table Entry Total: ______22________

Form 13F Information Table Value Total: __$102318_____________
								(Thousands)

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
American Water Works		COM		030420103    11808 346993.000 SH     Sole	        346993.000
CIA Saneamento Basico(SBS)      COM		20441A102    11469 149685.000 SH     Sole               149685.000
California Water Service Group  COM		207797200     9108 500167.000 SH     Sole               500167.000
Itron, Inc (ITRI)               COM             465741106     6989 153901.000 SH     Sole               153901.000
SJW Corp (SJW)                  COM             784305104     6919 286846.000 SH     Sole               286846.000
Flowserve Corp (FLS)            COM             34354P105     6026  52170.000 SH     Sole    		 52170.000
Xylem, Inc. (XYL)               COM             98419M100     5704 205535.000 SH     Sole               205535.000
Aqua America, Inc (WTR)         COM             03836W103     5499 246685.000 SH     Sole		246685.000
Tetra Tech, Inc. (TTEK)         COM             88162G103     5395 204660.000 SH     Sole		204660.000
Ashland Inc (ASH)               COM		044209104     4845  79340.000 SH     Sole                79340.000
Aegion Inc (AEGN)               COM             00770F104     4467 250558.000 SH     Sole               250558.000
Consolidated Water Company(CWCO)COM             G23773107     4347 549558.000 SH     Sole               549558.000
Mueller Industries, Inc(MLI)	COM		624756102     4051  89125.000 SH     Sole		 89125.000
Pentair Inc (PNR)		COM		709631105     4037  84800.000 SH     Sole		 84800.000
Layne Christensen Co. (LAYN)    COM             521050104     3107 139651.000 SH     Sole               139651.000
Connecticut Water Service, Inc  COM		207797101     2987 105589.000 SH     Sole		105589.000
Artesian Resources Corp.(ARTNA) COM		043113208     2785 148230.000 SH     Sole               148230.000
Badger Meter, Inc. (BMI)        COM             056525108     1414  41592.000 SH     Sole                41592.000
American States Water Co. (AWR) COM             029899101      600  16620.000 SH     Sole                16620.000
Powershares Global Water (PIO)  COM             73936T623      291  16075.000 SH     Sole                16075.000
Kubota Corp Spons ADR (KUB)     COM             501173207      236   4870.000 SH     Sole                 4870.000
Suez Environment ADR (SZEVY)    COM		864691100      235  30650.000 SH     Sole                30650.000